Share Capital (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of common stock outstanding roll forward

In millions	December 31,	2020	2019	2018
Issued common shares		711.6	714.1	727.3
Common shares in Share Trusts		(1.3)	(1.8)	(2.0)
Outstanding common shares		710.3	712.3	725.3

Schedule of activity under share repurchase programs
The following table provides the information related to the share repurchases for the years ended December 31, 2020, 2019 and 2018:

In millions, except per share data	Year ended December 31,	2020	2019	2018
Number of common shares repurchased		3.3	14.3	19.0
Weighted-average price per share (1)		$116.97	$118.70	$104.99
Amount of repurchase (1)		$379	$1,700	$2,000
(1)Includes brokerage fees.

Schedule of activity of purchases and settlements by share trusts
The following table provides the information related to the share purchases and settlements by Share Trusts under the Share Units Plan and the ESIP for the years ended December 31, 2020, 2019 and 2018:

In millions, except per share data	Year ended December 31,	2020	2019	2018
Share purchases by Share Units Plan Share Trusts
Number of common shares		—	—	0.4
Weighted-average price per share		$—	$—	$104.87
Amount of purchase		$—	$—	$38
Share purchases by ESIP Share Trusts
Number of common shares		0.1	0.3	N/A
Weighted-average price per share		$123.03	$118.83	N/A
Amount of purchase		$14	$33	N/A
Total purchases		$14	$33	$38

In millions, except per share data	Year ended December 31,	2020	2019	2018
Share settlements by Share Units Plan Share Trusts
Number of common shares		0.4	0.5	0.4
Weighted-average price per share		$88.23	$88.23	$84.53
Amount of settlement		$35	$45	$31
Share settlements by ESIP Share Trusts
Number of common shares		0.2	—	N/A
Weighted-average price per share		$118.04	$—	N/A
Amount of settlements		$27	$—	N/A
Total settlements		$62	$45	$31